Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Issued and Outstanding Shares USD ($) shares	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit USD ($)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2022 | shares		148,661,312
Number of shares issued at the beginning of period (in shares) at Mar. 31, 2022 | shares		148,661,312
Equity at beginning of period at Mar. 31, 2022	$ 3,399,289	$ 4,199,025	$ 123,777	$ 2,677	$ (926,190)
Net loss	(1,070,009)				(1,070,009)
Share issuance costs	$ (193)	$ (193)
Number of share options exercised in share-based payment arrangement (in shares) | shares	942,641	2,224,787
Exercise of stock options and settlement of share awards	$ 4,710	$ 59,632	(54,922)
Share-based compensation	129,167		129,167
Share-based acquisition-related compensation (in shares) | shares		284,206
Share-based acquisition-related compensation	40,219	$ 40,219
Other comprehensive loss	$ (5,734)			(5,734)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2023 | shares		151,170,305
Number of shares issued at the end of period (in shares) at Mar. 31, 2023 | shares	151,170,305	151,170,305
Equity at end of the period at Mar. 31, 2023	$ 2,497,449	$ 4,298,683	198,022	(3,057)	(1,996,199)
Net loss	(163,964)				(163,964)
Share issuance costs	$ (106)	$ (106)
Number of share options exercised in share-based payment arrangement (in shares) | shares	412,780	2,151,372
Exercise of stock options and settlement of share awards	$ 2,144	$ 61,161	(59,017)
Share-based compensation	74,913		74,913
Share-based acquisition-related compensation (in shares) | shares		225,939
Share-based acquisition-related compensation	2,953	$ 2,953
Other comprehensive loss	(988)			(988)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2024 | shares		153,547,616
Number of shares issued at the end of period (in shares) at Mar. 31, 2024 | shares		153,547,616
Equity at end of the period at Mar. 31, 2024	$ 2,412,401	$ 4,362,691	$ 213,918	$ (4,045)	$ (2,160,163)